Information about Geographic Areas and Major Customers Information of Revenue from External Customers and Long-lived Assets in Foreign Countries (Details) (USD $)
In Millions, unless otherwise specified
	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue from external customers and Long Lived assets attributable for foreign countries [Abstract]
Disclosure on Geographic Areas, Long-Lived Assets in Foreign Countries	$ 51.8
Disclosure on Geographic Areas, Revenue from External Customers Attributed to Foreign Countries	15.00%	13.00%